Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 152.5	$ 79.5
Accounts receivable	303.3	176.6
Due from affiliated companies	49.1	30.2
Income and other taxes receivable	17.8	10.9
Prepaid expenses	23.7	27.9
Current derivative assets	1.8	3.3
Total	548.2	328.4
Non-current assets
Property, plant and equipment, net	362.1	301.0
Intangible assets, net	1,294.3	89.7
Goodwill	1,500.0	418.4
Deferred income taxes	6.5	4.7
Other long-term assets	33.7	26.8
Total	3,196.6	840.6
Total assets	3,744.8	1,169.0
Current liabilities
Accounts payable and accrued liabilities	254.7	152.2
Due to affiliated companies	31.0	26.0
Income and other taxes payable	101.0	40.6
Advance billings and customer deposits	7.6	4.0
Provisions	17.4	10.3
Current maturities of long-term debt	92.3	42.8
Current portion of derivative liabilities	1.1
Total	505.1	275.9
Non-current liabilities
Provisions	19.7	160.5
Long-term debt	1,673.4	477.7
Derivative liabilities	57.2	3.2
Deferred income taxes	366.2	1.7
Other long-term liabilities	12.3	4.2
Total	2,128.8	647.3
Total liabilities	2,633.9	923.2
Owners' equity	1,110.9	245.8
Total liabilities and owners' equity	3,744.8	1,169.0
Contingent Liabilities